UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number                811-06312

The Lazard Funds, Inc.
(Exact name of Registrant as specified in charter)

30 Rockefeller Plaza
New York, New York 10112
(Address of principal executive offices) (Zip code)

Nathan A. Paul, Esq.
Lazard Asset Management LLC
30 Rockefeller Plaza
New York, New York 10112
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 632-6000

Date of fiscal year end:	12/31

Date of reporting period:	9/30/2006

FORM N-Q

Item 1.                Schedule of Investments.

The Lazard Funds, Inc.
Portfolios of Investments
September 30, 2006 (unaudited)

Description	Shares	Value
Lazard Equity Portfolio

Common Stocks—98.9%

Alcohol & Tobacco—1.4%
Altria Group, Inc.	11,600	$887,980

Banking—6.6%
Bank of America Corp.	57,338	3,071,597
The Bank of New York Co., Inc.	28,700	1,011,962
		4,083,559
Building & Construction—1.0%
Masco Corp.	22,700	622,434

Cable & Broadcasting—1.3%
Comcast Corp., Class A (a)	21,800	802,458

Chemicals—2.9%
Cabot Corp.	10,000	372,000
Du Pont (E.I.) de Nemours & Co.	10,300	441,252
Sigma-Aldrich Corp. (c)	4,500	340,515
The Dow Chemical Co.	15,500	604,190
		1,757,957
Commercial Services—2.1%
Automatic Data Processing, Inc.	26,975	1,276,996

Computer Software—7.3%
Microsoft Corp.	115,230	3,149,236
Oracle Corp. (a)	77,150	1,368,641
		4,517,877
Consumer Products—1.5%
Fortune Brands, Inc.	5,800	435,638
The Stanley Works	9,200	458,620
		894,258
Drugs—2.9%
Bristol-Myers Squibb Co.	22,600	563,192
Pfizer, Inc.	25,790	731,404
Sepracor, Inc. (a), (c)	10,600	513,464
		1,808,060
Energy Integrated—6.7%
Chevron Corp.	12,588	816,457
ConocoPhillips	10,060	598,872
Exxon Mobil Corp.	31,498	2,113,516

Description	Shares	Value
Massey Energy Co. (c)	27,200	$569,568
		4,098,413

Energy Services—3.1%
BJ Services Co.	19,600	590,548
Halliburton Co.	11,300	321,485
The Williams Cos., Inc.	41,400	988,218
		1,900,251

Financial Services—11.8%
A.G. Edwards, Inc.	12,100	644,688
American Express Co.	11,900	667,352
Citigroup, Inc.	26,017	1,292,265
JPMorgan Chase & Co.	33,246	1,561,232
Legg Mason, Inc.	3,200	322,752
MasterCard, Inc., Class A (c)	11,200	787,920
Mellon Financial Corp.	30,400	1,188,640
The Bear Stearns Cos., Inc.	5,700	798,570
		7,263,419

Food & Beverages—2.2%
Kraft Foods, Inc., Class A (c)	19,200	684,672
The Coca-Cola Co.	14,400	643,392
		1,328,064

Forest & Paper Products—4.0%
Ball Corp.	16,100	651,245
Kimberly-Clark Corp.	17,600	1,150,336
Louisiana-Pacific Corp.	22,900	429,833
Weyerhaeuser Co.	4,200	258,426
		2,489,840

Health Services—1.8%
Laboratory Corp. of America
Holdings (a)	11,500	754,055
WellPoint, Inc. (a)	4,300	331,315
		1,085,370

Insurance—5.0%
American International Group,
Inc.	12,999	861,314
Lincoln National Corp.	7,800	484,224
PartnerRe, Ltd.	5,470	369,608
The Allstate Corp.	12,500	784,125
The St. Paul Travelers Cos., Inc.	12,000	562,680
		3,061,951

The Lazard Funds, Inc.
Portfolios of Investments (continued)
September 30, 2006 (unaudited)

Description	Shares	Value
Lazard Equity Portfolio (concluded)

Leisure & Entertainment—5.1%
Gannett Co., Inc.	7,600	$431,908
McDonald's Corp.	25,300	989,736
News Corp., Class A	52,800	1,037,520
Time Warner, Inc.	36,900	672,687
		3,131,851
Manufacturing—10.2%
General Electric Co.	52,925	1,868,252
Honeywell International, Inc.	22,143	905,649
Ingersoll-Rand Co., Ltd., Class A	16,200	615,276
Pitney Bowes, Inc.	21,000	931,770
Tyco International, Ltd.	29,100	814,509
United Technologies Corp.	18,200	1,152,970
		6,288,426
Medical Products—4.8%
Invitrogen Corp. (a)	4,600	291,686
Johnson & Johnson	35,395	2,298,551
Zimmer Holdings, Inc. (a)	5,100	344,250
		2,934,487
Printing & Publishing—1.0%
R.H. Donnelley Corp. (a)	11,385	602,267

Retail—3.3%
Dollar Tree Stores, Inc. (a)	23,600	730,656
Liz Claiborne, Inc.	15,500	612,405
The Kroger Co.	30,600	708,084
		2,051,145
Semiconductors & Components—
1.6%
Flextronics International, Ltd. (a)	28,800	364,032
Intel Corp.	15,420	317,189
Solectron Corp. (a)	85,600	279,056
		960,277
Technology—2.5%
Accenture, Ltd., Class A	9,100	288,561
International Business Machines
Corp.	15,100	1,237,294
		1,525,855

Description	Shares	Value

Technology Hardware—6.2%
Avaya, Inc. (a)	62,900	$719,576
Cisco Systems, Inc. (a)	63,200	1,453,600
Dell, Inc. (a)	26,400	602,976
EMC Corp. (a)	61,300	734,374
KLA-Tencor Corp.	7,000	311,290
		3,821,816

Telecommunications—2.2%
ALLTEL Corp.	10,300	571,650
Sprint Nextel Corp.	46,326	794,491
		1,366,141

Transportation—0.4%
Overseas Shipholding Group, Inc.	3,600	222,372

Total Common Stocks
(Identified cost $54,384,549)		60,783,524
Short-Term Investments—5.1%
Collateral for Securities on Loan—
4.4%
State Street Navigator Securities
Lending Prime Portfolio,
5.28% (e), (f)	2,707,021	2,707,021

	Principal
	Amount
	(000)

Repurchase Agreement—0.7%
State Street Bank and Trust Co.,
4.50%, 10/02/06
(Dated 09/29/06, collateralized by
$445,000 United States Treasury
Note, 4.875%, 07/31/11, with a
value of $454,456)
Proceeds of $445,167	$ 445	445,000

Total Short-Term Investments
(Identified cost $3,152,021)		3,152,021

Total Investments—104.0%
(Identified cost $57,536,570) (b)		$63,935,545

Liabilities in Excess of Cash and
Other Assets—(4.0)%		(2,471,758)

Net Assets—100.0%		$61,463,787

The Lazard Funds, Inc.
Portfolios of Investments (continued)
September 30, 2006 (unaudited)

Description	Shares	Value
Lazard U.S. Equity Value Portfolio

Common Stocks—108.8%

Alcohol & Tobacco—2.5%
Altria Group, Inc.	93	$7,119

Banking—12.0%
Bank of America Corp.	301	16,125
Golden West Financial Corp.	25	1,931
Marshall & Ilsley Corp.	54	2,602
SunTrust Banks, Inc.	32	2,473
The Bank of New York Co., Inc.	155	5,465
U.S. Bancorp	60	1,993
Wachovia Corp.	30	1,674
Washington Mutual, Inc.	50	2,173
		34,436
Chemicals—3.4%
Chemtura Corp.	192	1,665
Du Pont (E.I.) de Nemours & Co.	109	4,669
The Dow Chemical Co.	91	3,547
		9,881
Commercial Services—0.7%
Automatic Data Processing, Inc.	41	1,941

Computer Software—2.2%
Compuware Corp. (a)	307	2,391
Microsoft Corp.	145	3,963
		6,354
Consumer Products—2.6%
Fortune Brands, Inc.	24	1,803
The Procter & Gamble Co.	91	5,640
		7,443
Drugs—4.9%
Bristol-Myers Squibb Co.	115	2,866
Pfizer, Inc.	279	7,912
Sepracor, Inc. (a)	70	3,391
		14,169
Electric—1.1%
Edison International	74	3,081

Energy Exploration &
Production—1.6%
Apache Corp.	36	2,275

Description	Shares	Value
Occidental Petroleum Corp.	51	$2,454
		4,729
Energy Integrated—11.9%
Chevron Corp.	131	8,497
ConocoPhillips	85	5,060
Exxon Mobil Corp.	241	16,171
Marathon Oil Corp.	33	2,538
Massey Energy Co.	98	2,052
		34,318
Energy Services—2.0%
Halliburton Co.	71	2,020
Smith International, Inc.	40	1,552
The Williams Cos., Inc.	92	2,196
		5,768
Financial Services—12.1%
A.G. Edwards, Inc.	40	2,131
Citigroup, Inc.	235	11,673
JPMorgan Chase & Co.	201	9,439
MasterCard, Inc., Class A	38	2,673
Mellon Financial Corp.	89	3,480
The Bear Stearns Cos., Inc.	38	5,324
		34,720
Food & Beverages—0.5%
The Coca-Cola Co.	32	1,430

Forest & Paper Products—3.6%
Ball Corp.	95	3,843
Kimberly-Clark Corp.	44	2,876
Owens-Illinois, Inc. (a)	230	3,546
		10,265
Health Services—1.9%
Triad Hospitals, Inc. (a)	75	3,302
WellPoint, Inc. (a)	27	2,081
		5,383
Insurance—7.6%
American International Group,
Inc.	126	8,349
Aon Corp.	95	3,217
Lincoln National Corp.	36	2,235
The Allstate Corp.	40	2,509

The Lazard Funds, Inc.
Portfolios of Investments (continued)
September 30, 2006 (unaudited)

Description	Shares	Value
Lazard U.S. Equity Value Portfolio (concluded)
The St. Paul Travelers Cos., Inc.	119	$5,580
		21,890
Leisure & Entertainment—6.0%
Gannett Co., Inc.	34	1,932
McDonald's Corp.	85	3,325
News Corp., Class A	111	2,181
Time Warner, Inc.	346	6,308
Viacom, Inc., Class B (a)	92	3,421
		17,167
Manufacturing—11.1%
3M Co.	25	1,861
General Electric Co.	288	10,166
Goodrich Corp.	50	2,026
Honeywell International, Inc.	116	4,744
Ingersoll-Rand Co., Ltd., Class A	93	3,532
Pitney Bowes, Inc.	52	2,307
Textron, Inc.	35	3,063
Tyco International, Ltd.	84	2,351
United Technologies Corp.	28	1,774
		31,824
Medical Products—3.6%
Invitrogen Corp. (a)	34	2,156
Johnson & Johnson	80	5,195
Zimmer Holdings, Inc. (a)	45	3,038
		10,389
Printing & Publishing—0.7%
R.H. Donnelley Corp. (a)	39	2,063

Real Estate—0.9%
CBL & Associates Properties, Inc.	65	2,724

Retail—1.1%
Liz Claiborne, Inc.	80	3,161

Semiconductors & Components—
0.8%
Intel Corp.	111	2,283

Technology—1.3%
International Business Machines
Corp.	45	3,687

Description	Shares	Value
Technology Hardware—3.9%
Avaya, Inc. (a)	142	$1,625
Cisco Systems, Inc. (a)	60	1,380
Dell, Inc. (a)	150	3,426
EMC Corp. (a)	218	2,612
Hewlett-Packard Co.	60	2,201
		11,244
Telecommunications—8.3%
ALLTEL Corp.	55	3,053
AT&T, Inc.	145	4,721
Sprint Nextel Corp.	395	6,774
Verizon Communications, Inc.	209	7,760
Windstream Corp.	121	1,596
		23,904
Transportation—0.5%
Teekay Shipping Corp.	37	1,521

Total Common Stocks
(Identified cost $299,113)		312,894

Total Investments—108.8%
(Identified cost $299,113) (b)		$312,894

Liabilities in Excess of Cash and
Other Assets—(8.8)%		(25,421)

Net Assets—100.0%		$287,473

The Lazard Funds, Inc.
Portfolios of Investments (continued)
September 30, 2006 (unaudited)

Description	Shares	Value
Lazard U.S. Strategic Equity Portfolio

Common Stocks—95.7%

Alcohol & Tobacco—1.7%
Altria Group, Inc.	13,500	$1,033,425

Banking—6.2%
Bank of America Corp.	47,276	2,532,575
The Bank of New York Co., Inc.	33,825	1,192,670
		3,725,245
Cable & Broadcasting—1.1%
Comcast Corp., Class A (a)	17,800	655,218

Chemicals—4.6%
Cabot Corp.	19,560	727,632
Du Pont (E.I.) de Nemours & Co.	13,480	577,483
Sigma-Aldrich Corp.	8,600	650,762
The Dow Chemical Co.	20,600	802,988
		2,758,865
Commercial Services—1.4%
DST Systems, Inc. (a)	13,600	838,712

Computer Software—6.3%
Microsoft Corp.	91,105	2,489,900
Oracle Corp. (a)	72,960	1,294,310
		3,784,210
Consumer Products—2.7%
Fortune Brands, Inc.	10,045	754,480
The Stanley Works	17,185	856,672
		1,611,152
Drugs—2.8%
Pfizer, Inc.	29,620	840,023
Sepracor, Inc. (a)	17,800	862,232
		1,702,255
Energy Integrated—4.8%
Chevron Corp.	13,105	849,990
ConocoPhillips	9,700	577,441
Exxon Mobil Corp.	9,600	644,160
Massey Energy Co.	39,900	835,506
		2,907,097

Description	Shares	Value
Energy Services—2.3%
BJ Services Co.	18,570	$559,514
The Williams Cos., Inc.	34,500	823,515
		1,383,029
Financial Services—10.5%
A.G. Edwards, Inc.	11,600	618,048
Ameriprise Financial, Inc.	13,870	650,503
Citigroup, Inc.	15,905	790,002
JPMorgan Chase & Co.	28,445	1,335,777
MasterCard, Inc., Class A	10,600	745,710
Mellon Financial Corp.	35,400	1,384,140
The Bear Stearns Cos., Inc.	5,830	816,783
		6,340,963
Food & Beverages—2.5%
Coca-Cola Enterprises, Inc.	42,000	874,860
The Coca-Cola Co.	14,400	643,392
		1,518,252
Forest & Paper Products—3.6%
Ball Corp.	16,215	655,896
Kimberly-Clark Corp.	14,480	946,413
Louisiana-Pacific Corp.	29,440	552,589
		2,154,898
Health Services—2.4%
Laboratory Corp. of America
Holdings (a)	8,655	567,508
Service Corp. International	90,700	847,138
		1,414,646
Insurance—4.9%
Marsh & McLennan Cos., Inc.	40,500	1,140,075
PartnerRe, Ltd.	15,730	1,062,876
The Allstate Corp.	11,800	740,214
		2,943,165
Leisure & Entertainment—6.4%
Gannett Co., Inc.	16,360	929,739
McDonald's Corp.	23,655	925,384
News Corp., Class A	50,580	993,897
Time Warner, Inc.	56,600	1,031,818
		3,880,838

The Lazard Funds, Inc.
Portfolios of Investments (continued)
September 30, 2006 (unaudited)

Description	Shares	Value
Lazard U.S. Strategic Equity Portfolio (concluded)

Manufacturing—7.4%
Honeywell International, Inc.	19,350	$791,415
Ingersoll-Rand Co., Ltd., Class A	21,910	832,142
Pitney Bowes, Inc.	28,800	1,277,856
Tyco International, Ltd.	33,960	950,540
United Technologies Corp.	9,380	594,223
		4,446,176
Medical Products—2.4%
Biogen Idec, Inc. (a)	16,300	728,284
Johnson & Johnson	11,165	725,055
		1,453,339
Printing & Publishing—1.6%
R.H. Donnelley Corp. (a)	18,374	971,985

Real Estate—1.1%
CBL & Associates Properties, Inc.	15,600	653,796

Retail—4.3%
Dollar Tree Stores, Inc. (a)	27,620	855,115
Liz Claiborne, Inc.	25,565	1,010,073
The Kroger Co.	30,500	705,770
		2,570,958
Semiconductors & Components—
1.8%
Flextronics International, Ltd. (a)	43,900	554,896
Solectron Corp. (a)	165,000	537,900
		1,092,796
Technology—2.3%
International Business Machines
Corp.	16,890	1,383,967

Technology Hardware—6.6%
Avaya, Inc. (a)	89,275	1,021,306
Cisco Systems, Inc. (a)	40,255	925,865
Dell, Inc. (a)	33,800	771,992
EMC Corp. (a)	68,400	819,432
KLA-Tencor Corp.	9,500	422,465
		3,961,060
Telecommunications—3.1%
ALLTEL Corp.	17,113	949,772

Description	Shares	Value
Sprint Nextel Corp.	51,640	$885,626
		1,835,398

Transportation—0.9%
Overseas Shipholding Group, Inc.	4,400	271,788
Teekay Shipping Corp.	6,600	271,326
		543,114
Total Common Stocks
(Identified cost $55,119,066)		57,564,559
	Principal
	Amount
	(000)
Repurchase Agreement—3.6%
State Street Bank and Trust Co.,
4.50%, 10/02/06
(Dated 09/29/06, collateralized by
$1,760,000 United States
Treasury Bond, 7.125%,
02/15/23, with a value of
$2,224,409)
Proceeds of $2,175,816
(Identified cost $2,175,000)	$ 2,175	2,175,000

Total Investments—99.3%
(Identified cost $57,294,066) (b)		$59,739,559

Cash and Other Assets in Excess
of Liabilities—0.7%		438,330

Net Assets—100.0%		$60,177,889

The Lazard Funds, Inc.
Portfolios of Investments (continued)
September 30, 2006 (unaudited)

Description	Shares	Value
Lazard Mid Cap Portfolio

Common Stocks—92.5%

Banking—0.9%
Hudson City Bancorp, Inc.	180,400	$2,390,300

Chemicals—4.0%
Cabot Corp.	107,900	4,013,880
Celanese Corp., Series A	152,000	2,720,800
Sigma-Aldrich Corp.	45,100	3,412,717
		10,147,397
Commercial Services—3.3%
DST Systems, Inc. (a)	79,300	4,890,431
Republic Services, Inc.	89,400	3,594,774
		8,485,205
Computer Software—2.3%
Compuware Corp. (a)	388,400	3,025,636
Hyperion Solutions Corp. (a)	83,700	2,885,976
		5,911,612
Consumer Products—3.2%
Fortune Brands, Inc.	57,600	4,326,336
The Stanley Works	75,400	3,758,690
		8,085,026
Drugs—1.7%
Sepracor, Inc. (a)	72,500	3,511,900
Warner Chilcott, Ltd.	60,100	799,330
		4,311,230
Energy Integrated—2.3%
Massey Energy Co.	170,300	3,566,082
Sunoco, Inc.	38,200	2,375,658
		5,941,740
Energy Services—3.4%
BJ Services Co.	84,300	2,539,959
Smith International, Inc.	61,400	2,382,320
The Williams Cos., Inc.	153,800	3,671,206
		8,593,485
Financial Services—6.2%
A.G. Edwards, Inc.	46,700	2,488,176
Ameriprise Financial, Inc.	95,200	4,464,880
MasterCard, Inc., Class A	43,900	3,088,365

Description	Shares	Value
Mellon Financial Corp.	144,800	$5,661,680
		15,703,101
Food & Beverages—3.5%
Coca-Cola Enterprises, Inc.	253,300	5,276,239
Pilgrim's Pride Corp.	137,500	3,760,625
		9,036,864
Forest & Paper Products—4.2%
Ball Corp.	98,600	3,988,370
Louisiana-Pacific Corp.	145,500	2,731,035
Owens-Illinois, Inc. (a)	118,500	1,827,270
Temple-Inland, Inc.	54,800	2,197,480
		10,744,155
Health Services—6.0%
Laboratory Corp. of America
Holdings (a)	46,100	3,022,777
Service Corp. International	719,100	6,716,394
Triad Hospitals, Inc. (a)	123,200	5,424,496
		15,163,667
Insurance—10.5%
Lincoln National Corp.	85,634	5,316,159
PartnerRe, Ltd.	80,500	5,439,385
Protective Life Corp.	148,500	6,793,875
RenaissanceRe Holdings, Ltd.	97,100	5,398,760
Willis Group Holdings, Ltd.	103,100	3,917,800
		26,865,979
Leisure & Entertainment—2.8%
Belo Corp., Class A	221,300	3,498,753
Royal Caribbean Cruises, Ltd.	90,200	3,500,662
		6,999,415
Manufacturing—5.2%
Dover Corp.	96,200	4,563,728
Hubbell, Inc., Class B	64,400	3,084,760
Pitney Bowes, Inc.	124,300	5,515,191
		13,163,679
Medical Products—1.6%
Invitrogen Corp. (a)	64,100	4,064,581

Printing & Publishing—1.8%
R.H. Donnelley Corp. (a)	86,635	4,582,992

The Lazard Funds, Inc.
Portfolios of Investments (continued)
September 30, 2006 (unaudited)

Description	Shares	Value
Lazard Mid Cap Portfolio (concluded)

Real Estate—2.4%
CBL & Associates Properties, Inc.	79,000	$3,310,890
Health Care Property Investors,
Inc.	91,600	2,844,180
		6,155,070

Retail—6.8%
Dollar Tree Stores, Inc. (a)	120,100	3,718,296
Liz Claiborne, Inc.	146,700	5,796,117
Pacific Sunwear of California, Inc.
(a)	119,400	1,800,552
The Kroger Co.	206,400	4,776,096
The Talbots, Inc.	46,000	1,253,500
		17,344,561

Semiconductors & Components—
4.0%
Flextronics International, Ltd. (a)	323,800	4,092,832
Solectron Corp. (a)	963,800	3,141,988
Vishay Intertechnology, Inc. (a)	211,500	2,969,460
		10,204,280

Technology Hardware—8.2%
Arrow Electronics, Inc. (a)	115,300	3,162,679
Avaya, Inc. (a)	513,100	5,869,864
CDW Corp.	58,700	3,620,616
Ingram Micro, Inc., Class A (a)	192,300	3,684,468
KLA-Tencor Corp.	38,300	1,703,201
Sun Microsystems, Inc. (a)	566,800	2,816,996
		20,857,824

Telecommunications—3.8%
ALLTEL Corp.	91,347	5,069,758
Citizens Communications Co.	329,300	4,623,372
		9,693,130

Transportation—4.4%
Laidlaw International, Inc.	145,800	3,984,714
Overseas Shipholding Group, Inc.	39,900	2,464,623
Teekay Shipping Corp.	38,100	1,566,291
YRC Worldwide, Inc. (a)	88,600	3,281,744
		11,297,372
Total Common Stocks
(Identified cost $217,469,464)		235,742,665

	Principal
	Amount
Description	(000)	Value

Repurchase Agreement—3.1%
State Street Bank and Trust Co.,
4.50%, 10/02/06
(Dated 09/29/06, collateralized by
$8,020,000 United States
Treasury Note, 4.875%, 07/31/11,
with a value of $8,190,425)
Proceeds of $8,029,010
(Identified cost $8,026,000)	$ 8,026	$8,026,000

Total Investments—95.6%
(Identified cost $225,495,464) (b)		$243,768,665

Cash and Other Assets in Excess
of Liabilities—4.4%		11,181,705

Net Assets—100.0%		$254,950,370

The Lazard Funds, Inc.
Portfolios of Investments (continued)
September 30, 2006 (unaudited)

Description	Shares	Value
Lazard Small Cap Portfolio

Common Stocks—98.3%

Banking—9.8%
Bank of the Ozarks, Inc. (c)	73,800	$2,499,606
BankUnited Financial Corp.,
Class A (c)	55,900	1,457,313
First Community Bancorp	33,200	1,857,540
Franklin Bank Corp. (a)	78,500	1,560,580
MB Financial, Inc. (c)	66,000	2,433,420
Provident Bankshares Corp. (c)	66,700	2,471,235
Sterling Bancshares, Inc.	157,900	3,197,475
Texas Regional Bancshares, Inc.,
Class A (c)	92,220	3,545,859
United Bankshares, Inc. (c)	45,600	1,697,232
Wintrust Financial Corp. (c)	43,700	2,191,555
		22,911,815

Building & Construction—2.5%
AMCOL International Corp. (c)	49,600	1,235,536
Perini Corp. (a), (c)	75,800	1,582,704
Texas Industries, Inc. (c)	33,200	1,728,392
Watsco, Inc. (c)	28,500	1,311,285
		5,857,917

Chemicals—0.8%
Westlake Chemical Corp. (c)	56,200	1,798,962

Commercial Services—8.9%
Arbitron, Inc.	36,970	1,368,260
G & K Services, Inc. (c)	78,700	2,867,041
John H. Harland Co. (c)	56,400	2,055,780
Navigant Consulting, Inc. (a), (c)	89,100	1,787,346
Rollins, Inc. (c)	97,500	2,058,225
Tetra Tech, Inc. (a), (c)	97,000	1,689,740
United Rentals, Inc. (a), (c)	68,800	1,599,600
ValueClick, Inc. (a), (c)	105,300	1,952,262
Waste Connections, Inc. (a), (c)	50,700	1,922,037
Watson Wyatt Worldwide, Inc. (c)	47,100	1,927,332
Wright Express Corp. (a), (c)	65,700	1,580,742
		20,808,365

Computer Software—1.8%
Agile Software Corp. (a)	274,300	1,791,179
Secure Computing Corp. (a), (c)	384,600	2,434,518
		4,225,697

Description	Shares	Value
Consumer Products—4.2%
Central Garden & Pet Co. (a), (c)	30,800	$1,486,408
Fossil, Inc. (a), (c)	95,100	2,048,454
Matthews International Corp.,
Class A (c)	59,700	2,197,557
Sealy Corp.	144,800	1,891,088
WMS Industries, Inc. (a), (c)	77,800	2,272,538
		9,896,045
Drugs—0.8%
Sciele Pharma, Inc. (a), (c)	94,200	1,774,728

Electric—1.3%
Cleco Corp. (c)	119,000	3,003,560

Energy Exploration &
Production—1.2%
Brigham Exploration Co. (a), (c)	157,600	1,066,952
The Exploration Co. of Delaware
(a), (c)	172,306	1,648,968
		2,715,920
Energy Services—2.0%
Complete Production Services,
Inc. (c)	66,600	1,314,684
Veritas DGC, Inc. (a)	18,500	1,217,670
W-H Energy Services, Inc. (a), (c)	54,200	2,247,674
		4,780,028
Financial Services—2.4%
Evercore Partners, Inc., Class A	55,000	1,584,000
Waddell & Reed Financial, Inc. (c)	161,700	4,002,075
		5,586,075
Food & Beverages—0.5%
Sanderson Farms, Inc. (c)	36,500	1,181,140

Health Services—4.1%
BioScrip, Inc. (a), (c)	262,400	792,448
Centene Corp. (a), (c)	92,200	1,515,768
Five Star Quality Care, Inc. (a),
(c)	115,900	1,247,084
Hanger Orthopedic Group, Inc.
(a), (c)	184,200	1,212,036
inVentiv Health, Inc. (a), (c)	69,600	2,229,288
LifePoint Hospitals, Inc. (a), (c)	77,200	2,726,704
		9,723,328

The Lazard Funds, Inc.
Portfolios of Investments (continued)
September 30, 2006 (unaudited)

Description	Shares	Value
Lazard Small Cap Portfolio (continued)

Insurance—4.6%
Arch Capital Group, Ltd. (a)	39,000	$2,476,110
Aspen Insurance Holdings, Ltd.
(c)	145,100	3,747,933
Bristol West Holdings, Inc. (c)	105,400	1,533,570
RLI Corp. (c)	62,400	3,169,296
		10,926,909

Leisure & Entertainment—4.8%
Bally Technologies, Inc. (a), (c)	159,700	2,810,720
CBRL Group, Inc. (c)	59,300	2,397,499
Live Nation, Inc. (a), (c)	57,900	1,182,318
RARE Hospitality International,
Inc. (a)	72,600	2,218,656
Ruby Tuesday, Inc. (c)	95,900	2,703,421
		11,312,614

Manufacturing—7.9%
Acuity Brands, Inc. (c)	26,700	1,212,180
Applied Signal Technology, Inc.
(c)	119,300	1,770,412
Columbus McKinnon Corp. (a)	62,600	1,128,678
DRS Technologies, Inc. (c)	23,100	1,008,777
Esterline Technologies Corp. (a),
(c)	28,900	975,664
Force Protection, Inc. (a), (c)	116,300	973,431
Insteel Industries, Inc. (c)	127,200	2,527,464
Kennametal, Inc.	36,200	2,050,730
Knoll, Inc.	107,700	2,175,540
Ladish Co., Inc. (a), (c)	56,500	1,631,720
RBC Bearings, Inc. (a), (c)	87,800	2,120,370
Regal-Beloit Corp. (c)	25,300	1,100,550
		18,675,516

Medical Products—4.3%
Advanced Medical Optics, Inc.
(a), (c)	23,700	937,335
Encore Medical Corp. (a), (c)	382,100	2,407,230
Pharmanet Development Group,
Inc. (a), (c)	74,900	1,455,307
PSS World Medical, Inc. (a), (c)	106,300	2,124,937
Symmetry Medical, Inc. (a), (c)	100,700	1,519,563
Wright Medical Group, Inc. (a), (c)	73,000	1,770,250
		10,214,622

Description	Shares	Value

Metals & Mining—3.7%
Cleveland-Cliffs, Inc. (c)	61,000	$2,324,710
Coeur d'Alene Mines Corp. (a),
(c)	253,300	1,193,043
NS Group, Inc. (a)	27,400	1,768,670
Oregon Steel Mills, Inc. (a)	47,400	2,316,438
RTI International Metals, Inc. (a),
(c)	23,669	1,031,495
		8,634,356

Real Estate—4.8%
Ashford Hospitality Trust (c)	187,700	2,239,261
Brandywine Realty Trust (c)	81,400	2,649,570
Cousins Properties, Inc. (c)	37,400	1,279,454
Healthcare Realty Trust, Inc. (c)	63,300	2,431,353
MFA Mortgage Investments, Inc.	355,700	2,649,965
		11,249,603

Retail—4.5%
Guitar Center, Inc. (a), (c)	61,500	2,747,820
Pacific Sunwear of California, Inc.
(a), (c)	83,200	1,254,656
The Finish Line, Inc.	155,200	1,958,624
The Talbots, Inc. (c)	39,800	1,084,550
The Timberland Co. (a), (c)	42,000	1,208,340
Tractor Supply Co. (a), (c)	49,900	2,408,174
		10,662,164

Semiconductors & Components—
9.6%
Actel Corp. (a), (c)	156,000	2,425,800
Benchmark Electronics, Inc. (a),
(c)	95,275	2,560,992
Coherent, Inc. (a), (c)	97,400	3,375,884
CPI International, Inc.	132,900	1,750,293
Exar Corp. (a), (c)	150,200	1,996,158
FARO Technologies, Inc. (a), (c)	130,400	2,490,640
Integrated Device Technology,
Inc. (a)	168,700	2,709,322
Microsemi Corp. (a), (c)	121,700	2,294,045
Plexus Corp. (a), (c)	60,900	1,169,280
TTM Technologies, Inc. (a), (c)	145,200	1,698,840
		22,471,254

Services—0.8%
Perot Systems Corp., Class A (a),
(c)	138,900	1,915,431

The Lazard Funds, Inc.
Portfolios of Investments (continued)
September 30, 2006 (unaudited)

Description	Shares	Value
Lazard Small Cap Portfolio (concluded)

Technology Hardware—9.4%
Avocent Corp. (a), (c)	79,700	$2,400,564
C-COR, Inc. (a), (c)	219,593	1,884,108
Cognex Corp. (c)	64,800	1,636,848
Emulex Corp. (a)	106,500	1,935,105
FEI Co. (a), (c)	113,300	2,391,763
Ixia (a), (c)	170,400	1,518,264
Komag, Inc. (a), (c)	54,100	1,729,036
Powerwave Technologies, Inc.
(a), (c)	207,600	1,577,760
Rogers Corp. (a), (c)	26,700	1,648,725
SafeNet, Inc. (a), (c)	162,600	2,957,694
Varian Semiconductor Equipment
Associates, Inc. (a), (c)	67,300	2,469,910
		22,149,777

Telecommunications—0.4%
Alaska Communications Systems
Group, Inc. (c)	69,200	918,284

Transportation—3.2%
AirTran Holdings, Inc. (a), (c)	176,400	1,749,888
American Commercial Lines, Inc.
(a), (c)	34,600	2,056,970
Hub Group, Inc., Class A (a), (c)	59,600	1,357,688
Swift Transportation Co., Inc. (a),
(c)	103,300	2,450,276
		7,614,822
Total Common Stocks
(Identified cost $211,452,624)		231,008,932

Short-Term Investments—28.4%

Collateral for Securities on Loan—
25.8%
State Street Navigator Securities
Lending Prime Portfolio,
5.28% (e), (f)	60,519,043	60,519,043

	Principal
	Amount
Description	(000)	Value

Repurchase Agreement—2.6%
State Street Bank and Trust Co.,
4.50%, 10/02/06
(Dated 09/29/06, collateralized by
$6,075,000 United States
Treasury Note, 4.875%, 07/31/11,
With a value of $6,204,094)
Proceeds of $6,083,280	$ 6,081	6,081,000

Total Short-Term Investments
(Identified cost $66,600,043)		$66,600,043

Total Investments—126.7%
(Identified cost $278,052,667) (b)		$297,608,975

Liabilities in Excess of Cash and
Other Assets—(26.7)%		(62,671,281)

Net Assets—100.0%		$234,937,694

The Lazard Funds, Inc.
Portfolios of Investments (continued)
September 30, 2006 (unaudited)

Description	Shares	Value
Lazard U.S. Small Cap Equity Growth Portfolio

Common Stocks—95.5%

Banking—2.2%
Vineyard National Bancorp Co.	2,980	$77,361

Building & Construction—1.6%
PGT, Inc.	4,180	58,771

Commercial Services—2.5%
Huron Consulting Group, Inc. (a)	2,300	90,160

Computer Software—3.4%
DivX, Inc.	200	4,754
Stellent, Inc.	7,700	83,468
webMethods, Inc. (a)	4,220	32,283
		120,505
Drugs—1.6%
Millennium Pharmaceuticals, Inc.
(a)	5,710	56,815

Energy Services—2.7%
Dril-Quip, Inc. (a)	1,405	95,090

Health Services—1.9%
Healthspring, Inc.	3,505	67,471

Insurance—2.1%
Aspen Insurance Holdings, Ltd.	2,920	75,424

Leisure & Entertainment—7.0%
Life Time Fitness, Inc. (a)	2,510	116,188
Orient-Express Hotels, Ltd., Class
A	1,220	45,603
Panera Bread Co., Class A (a)	615	35,824
Winnebago Industries, Inc.	1,690	53,032
		250,647
Manufacturing—24.4%
A.S.V., Inc. (a)	2,030	30,267
Argon ST, Inc. (a)	2,085	49,977
BE Aerospace, Inc. (a)	4,730	99,756
Gardner Denver, Inc. (a)	3,370	111,480
Gibraltar Industries, Inc.	3,320	73,638
Hubbell, Inc., Class B	2,225	106,577
Kennametal, Inc.	2,225	126,046
Mueller Water Products, Inc.	4,580	66,914
RBC Bearings, Inc. (a)	5,025	121,354

Description	Shares	Value
Trinity Industries, Inc.	2,712	$87,245
		873,254

Medical Products—20.5%
Aspect Medical Systems, Inc. (a)	3,315	56,587
Barrier Therapeutics, Inc. (a)	13,320	86,047
Dexcom, Inc. (a)	6,130	68,227
Intuitive Surgical, Inc. (a)	740	78,033
Mentor Corp.	1,300	65,507
PDL BioPharma, Inc. (a)	4,075	78,240
PSS World Medical, Inc. (a)	6,705	134,033
Restore Medical, Inc.	8,690	58,658
Sirona Dental Systems, Inc.	1,400	46,102
Wright Medical Group, Inc. (a)	2,540	61,595
		733,029

Metals & Mining—5.8%
Century Aluminum Co. (a)	1,950	65,617
Reliance Steel & Aluminum Co.	4,450	143,023
		208,640

Real Estate—1.5%
FelCor Lodging Trust, Inc.	2,660	53,333

Retail—8.3%
BJ's Wholesale Club, Inc. (a)	2,510	73,242
Dick's Sporting Goods, Inc. (a)	1,880	85,577
Guitar Center, Inc. (a)	1,900	84,892
Urban Outfitters, Inc. (a)	3,030	53,601
		297,312

Semiconductors & Components—
3.5%
Cree, Inc. (a)	1,840	37,002
Diodes, Inc. (a)	1,200	51,804
Smart Modular Technologies
(WWH), Inc.	3,680	36,690
		125,496

Technology Hardware—6.5%
ADTRAN, Inc.	2,380	56,739
Entegris, Inc. (a)	5,290	57,714
Ingram Micro, Inc., Class A (a)	3,715	71,179

The Lazard Funds, Inc.
Portfolios of Investments (continued)
September 30, 2006 (unaudited)

Description	Shares	Value
Lazard U.S. Small Cap Equity Growth Portfolio (concluded)
Varian Semiconductor Equipment
Associates, Inc. (a)	1,280	$46,976
		232,608
Total Common Stocks
(Identified cost $3,572,709)		3,415,916
	Principal
	Amount
	(000)
Repurchase Agreement—9.9%
State Street Bank and Trust Co.,
4.50%, 10/02/06
(Dated 09/29/06, collateralized by
$355,000 United States Treasury
Note, 4.875%, 07/31/11, with a
value of $362,544)
Proceeds of $353,132
(Identified cost $353,000)	$ 353	353,000

Total Investments—105.4%
(Identified cost $3,925,709) (b)		$3,768,916

Liabilities in Excess of Cash and
Other Assets—(5.4)%		(194,651)

Net Assets—100.0%		$3,574,265

The Lazard Funds, Inc.
Portfolios of Investments (continued)
September 30, 2006 (unaudited)

Description	Shares	Value
Lazard International Equity Portfolio

Common Stocks—100.1%

Belgium—1.7%
InBev NV	219,161	$12,054,352

France—18.4%
Axa (c)	359,624	13,247,497
BNP Paribas (c)	150,900	16,219,291
France Telecom SA (c)	726,600	16,659,607
Lafarge SA (c)	56,628	7,302,470
Lagardere SCA (c)	116,310	8,383,398
Sanofi-Aventis (c)	200,197	17,802,683
Schneider Electric SA (c)	69,100	7,698,474
Total SA (c)	339,796	22,275,086
Vivendi SA (c)	500,800	18,035,657
Total France		127,624,163

Germany—7.0%
Allianz AG	66,500	11,496,918
Bayerische Motoren Werke AG	195,100	10,439,314
Fresenius Medical Care AG & Co.
KGaA	56,329	7,309,579
KarstadtQuelle AG (a), (c)	227,162	5,395,451
Volkswagen AG (c)	165,208	14,059,240
Total Germany		48,700,502

Ireland—2.7%
Bank of Ireland	580,060	11,330,474
CRH PLC	226,621	7,644,729
Total Ireland		18,975,203

Italy—7.9%
Banco Popolare di Verona e
Novara Scrl (c)	317,860	8,773,722
Capitalia SpA (c)	911,488	7,539,715
Enel SpA (c)	1,391,650	12,683,865
Eni SpA (c)	400,330	11,851,344
UniCredito Italiano SpA (c)	1,710,567	14,182,099
Total Italy		55,030,745

Japan—21.7%
Daito Trust Construction Co., Ltd.	142,300	7,725,770
East Japan Railway Co.	973	6,807,250
Hoya Corp.	236,600	8,917,715
Keyence Corp.	28,100	6,473,722
Marui Co., Ltd.	217,900	3,191,031

Description	Shares	Value
Mitsubishi UFJ Financial Group,
Inc.	864	$11,123,364
Nidec Corp.	155,100	11,704,917
Nissan Motor Co., Ltd.	1,565,300	17,540,269
Nomura Holdings, Inc.	661,900	11,660,967
Sumitomo Mitsui Financial Group,
Inc.	1,345	14,126,117
Takeda Pharmaceutical Co., Ltd.	210,000	13,108,881
The Sumitomo Trust and Banking
Co., Ltd.	1,102,000	11,536,628
THK Co., Ltd.	247,700	5,853,411
Tokyo Gas Co., Ltd.	2,164,000	10,850,701
Yamada Denki Co., Ltd.	74,850	7,506,238
Yamato Holdings Co., Ltd.	184,000	2,663,414
Total Japan		150,790,395

Netherlands—1.9%
TNT NV	345,900	13,105,625

New Zealand—1.1%
Telecom Corp. of New Zealand,
Ltd.	2,612,200	7,418,949

Norway—1.0%
Statoil ASA (c)	296,050	7,005,394

Spain—2.2%
Banco Bilbao Vizcaya Argentaria
SA (c)	674,234	15,587,063

Sweden—1.0%
Telefonaktiebolaget LM Ericsson,
B Shares	1,924,100	6,668,733

Switzerland—11.2%
Compagnie Financiere Richemont
AG, A Shares	185,500	8,905,538
Credit Suisse Group	283,759	16,372,235
Julius Baer Holding, Ltd.	80,200	7,988,341
Nestle SA	30,776	10,700,854
Novartis AG	391,700	22,803,222
Zurich Financial Services AG	45,400	11,124,167
Total Switzerland		77,894,357

United Kingdom—22.3%
BAE Systems PLC	1,347,900	9,951,648
BP PLC	1,329,670	14,455,472
Diageo PLC	784,242	13,821,572
Gallaher Group PLC	831,382	13,573,051

The Lazard Funds, Inc.
Portfolios of Investments (continued)
September 30, 2006 (unaudited)

Description	Shares	Value
Lazard International Equity Portfolio (concluded)
Imperial Tobacco Group PLC	416,140	$13,836,457
ITV PLC	3,787,400	6,844,750
Lloyds TSB Group PLC	715,600	7,211,527
Marks & Spencer Group PLC	618,138	7,418,635
National Grid PLC	1,361,127	16,971,310
Northern Rock PLC	357,400	7,797,634
Old Mutual PLC	2,494,192	7,803,872
Reckitt Benckiser PLC	189,500	7,837,044
Tesco PLC	1,744,000	11,727,742
Vodafone Group PLC	6,683,083	15,261,287
Total United Kingdom		154,512,001

Total Common Stocks
(Identified cost $596,899,369)		695,367,482

Short-Term Investments—24.3%

Collateral for Securities on Loan—
23.1%
State Street Navigator Securities
Lending Prime Portfolio,
5.28% (e), (f)	160,294,390	160,294,390

	Principal
	Amount
	(000)

Repurchase Agreement—1.2%
State Street Bank and Trust Co.,
4.50%, 10/02/06
(Dated 09/29/06, collateralized by
$8,300,000 United States
Treasury Note, 4.875%, 07/31/11,
with a value of $8,476,375)
Proceeds of $8,312,116	$ 8,309	8,309,000

Total Short-Term Investments
(Identified cost $168,603,390)		168,603,390

Total Investments—124.4%
(Identified cost $765,502,759) (b)		$863,970,872

Liabilities in Excess of Cash and
Other Assets—(24.4)%		(169,467,964)

Net Assets—100.0%		$694,502,908

The Lazard Funds, Inc.
Portfolios of Investments (continued)
September 30, 2006 (unaudited)

Description	Shares	Value
Lazard International Equity Select Portfolio

Common Stocks—97.8%

Denmark—1.0%
Danske Bank A/S ADR	12,600	$247,842

Finland—3.9%
Nokia Oyj Sponsored ADR	48,400	952,996

France—12.3%
Axa Sponsored ADR	15,200	561,032
Sanofi-Aventis ADR	15,800	702,626
Societe Generale Sponsored
ADR	16,700	531,728
Suez SA Sponsored ADR	10,900	482,325
Total SA Sponsored ADR	11,000	725,340
Total France		3,003,051

Germany—2.0%
Siemens AG Sponsored ADR	5,600	487,760

Ireland—2.3%
Allied Irish Banks PLC Sponsored
ADR	10,400	562,224

Italy—4.3%
Eni SpA Sponsored ADR	8,200	487,982
SanPaolo IMI SpA Sponsored
ADR	13,450	568,128
Total Italy		1,056,110

Japan—16.8%
Canon, Inc. Sponsored ADR	16,950	886,316
Hoya Corp. Sponsored ADR	7,400	279,350
Mitsubishi UFJ Financial Group,
Inc. ADR	51,600	660,996
Mitsui Sumitomo Insurance Co.,
Ltd. ADR	3,700	462,872
Nissan Motor Co., Ltd. Sponsored
ADR	30,300	680,538
Nomura Holdings, Inc. ADR	37,000	650,460
Sumitomo Mitsui Financial Group,
Inc. ADR	44,300	469,580
Total Japan		4,090,112

Netherlands—5.4%
Heineken NV ADR	35,800	815,166

Description	Shares	Value
TNT NV ADR	13,000	$494,260
Total Netherlands		1,309,426

Sweden—1.9%
Telefonaktiebolaget LM Ericsson
Sponsored ADR	13,300	458,185

Switzerland—15.3%
Credit Suisse Group Sponsored
ADR	8,200	475,190
Nestle SA Sponsored ADR	10,100	880,316
Novartis AG ADR	17,500	1,022,700
Swiss Re Sponsored ADR	7,700	589,204
UBS AG	8,400	498,204
Zurich Financial Services AG
ADR	10,000	244,000
Total Switzerland		3,709,614

United Kingdom—32.6%
Barclays PLC Sponsored ADR	15,400	781,858
BP PLC Sponsored ADR	9,800	642,684
Cadbury Schweppes PLC
Sponsored ADR	12,500	534,625
Diageo PLC Sponsored ADR	10,200	724,608
Gallaher Group PLC Sponsored
ADR	7,700	503,349
GlaxoSmithKline PLC ADR	13,400	713,282
HSBC Holdings PLC Sponsored
ADR	10,700	979,371
Imperial Tobacco Group PLC
ADR	9,600	643,488
Lloyds TSB Group PLC
Sponsored ADR	6,200	251,100
Royal Dutch Shell PLC ADR	7,200	475,920
Tesco PLC Sponsored ADR	24,400	492,238
Unilever PLC Sponsored ADR	20,340	504,635
Vodafone Group PLC Sponsored
ADR	29,750	680,085
Total United Kingdom		7,927,243

Total Common Stocks
(Identified cost $19,416,390)		23,804,563

The Lazard Funds, Inc.
Portfolios of Investments (continued)
September 30, 2006 (unaudited)

	Principal
	Amount
Description	(000)	Value
Lazard International Equity Select Portfolio (concluded)

Repurchase Agreement—2.1%
State Street Bank and Trust Co.,
4.50%, 10/02/06
(Dated 09/29/06, collateralized by
$510,000 United States Treasury
Note, 4.875%, 07/31/11, with a
value of $520,838)
Proceeds of $507,190
(Identified cost $507,000)	$ 507	$507,000

Total Investments—99.9%
(Identified cost $19,923,390) (b)		$24,311,563

Cash and Other Assets in Excess
of Liabilities—0.1%		14,496

Net Assets—100.0%		$24,326,059

The Lazard Funds, Inc.
Portfolios of Investments (continued)
September 30, 2006 (unaudited)

Description	Shares	Value
Lazard International Strategic Equity Portfolio

Common Stocks—92.7%

Finland—2.0%
Sampo Oyj, A Shares	288,700	$6,012,283

France—17.1%
Axa	232,830	8,576,777
France Telecom SA	202,870	4,651,437
Lafarge SA	38,775	5,000,234
Sanofi-Aventis	119,800	10,653,314
Schneider Electric SA	55,023	6,130,147
Total SA	161,652	10,596,982
Vivendi SA	178,561	6,430,641
Total France		52,039,532

Germany—4.7%
Hypo Real Estate Holding AG	71,400	4,449,939
Puma AG	12,668	4,316,693
Wincor Nixdorf AG	38,571	5,601,776
Total Germany		14,368,408

Indonesia—1.5%
PT Telekomunikasi Indonesia Tbk
Sponsored ADR	127,100	4,595,936

Ireland—5.5%
Bank of Ireland	488,900	9,550,329
CRH PLC	215,725	7,278,529
Total Ireland		16,828,858

Italy—5.5%
Banco Popolare di Verona e
Novara Scrl	153,398	4,234,164
Capitalia SpA	735,600	6,084,791
UniCredito Italiano SpA	780,252	6,468,973
Total Italy		16,787,928

Japan—19.5%
Benesse Corp.	151,900	5,622,352
Daito Trust Construction Co., Ltd.	85,200	4,625,689
Ichiyoshi Securities Co., Ltd.	358,500	4,800,648
Keyence Corp.	25,300	5,828,654
Nissan Motor Co., Ltd.	911,600	10,215,109
Sompo Japan Insurance, Inc.	305,000	3,996,400
Sumitomo Mitsui Financial Group,
Inc.	775	8,139,584
Takamatsu Corp.	200,700	3,484,818

Description	Shares	Value
Takeda Pharmaceutical Co., Ltd.	91,100	$5,686,757
USS Co., Ltd.	110,110	7,078,600
Total Japan		59,478,611

Mexico—3.2%
Fomento Economico Mexicano
SA de CV Sponsored ADR	52,300	5,069,962
Kimberly-Clark de Mexico SAB de
CV	1,124,100	4,548,012
Total Mexico		9,617,974

Netherlands—2.0%
TNT NV	160,257	6,071,894

Norway—1.3%
Statoil ASA	171,150	4,049,901

South Africa—1.2%
Edgars Consolidated Stores, Ltd.	955,127	3,688,627

South Korea—1.7%
Kookmin Bank Sponsored ADR	64,700	5,048,541

Spain—2.9%
Banco Bilbao Vizcaya Argentaria
SA	385,700	8,916,682

Sweden—1.6%
Telefonaktiebolaget LM Ericsson,
B Shares	1,435,000	4,973,562

Switzerland—8.8%
Compagnie Financiere Richemont
AG, A Shares	116,281	5,582,452
Julius Baer Holding, Ltd.	55,446	5,522,713
Novartis AG	195,037	11,354,281
Schindler Holding AG	82,500	4,289,645
Total Switzerland		26,749,091

United Kingdom—14.2%
BAE Systems PLC	1,061,400	7,836,397
British American Tobacco PLC	273,330	7,372,587
Diageo PLC	383,546	6,759,659
Imperial Tobacco Group PLC	52,875	1,758,069
ITV PLC	2,255,600	4,076,416
National Grid PLC	673,349	8,395,700

The Lazard Funds, Inc.
Portfolios of Investments (continued)
September 30, 2006 (unaudited)

Description	Shares	Value
Lazard International Strategic Equity Portfolio (concluded)
Tesco PLC	1,053,686	$7,085,641
Total United Kingdom		43,284,469

Total Common Stocks
(Identified cost $264,176,188)		282,512,297

Preferred Stock—2.6%

Germany—2.6%
Porsche AG
(Identified cost $6,311,013)	7,594	7,857,753

	Principal
	Amount
	(000)
Repurchase Agreement—3.7%
State Street Bank and Trust Co.,
4.50%, 10/02/06
(Dated 09/29/06, collateralized by
$11,435,000 United States
Treasury Note, 4.875%, 07/31/11,
with a value of $11,677,994)
Proceeds of $11,453,293
(Identified cost $11,449,000)	$ 11,449	11,449,000

Total Investments—99.0%
(Identified cost $281,936,201) (b)		$301,819,050

Cash and Other Assets in Excess
of Liabilities—1.0%		3,054,127

Net Assets—100.0%		$304,873,177

The Lazard Funds, Inc.
Portfolios of Investments (continued)
September 30, 2006 (unaudited)

Description	Shares	Value
Lazard International Small Cap Portfolio

Common Stocks—93.7%

Australia—3.0%
ABC Learning Centres, Ltd. (c)	1,275,023	$5,956,300
John Fairfax Holdings, Ltd. (c)	1,938,894	6,105,914
Macquarie Infrastructure Group	3,722,208	8,888,629
Total Australia		20,950,843

Austria—2.2%
CAT oil AG	451,619	9,889,712
Oesterreichische Post AG	148,320	5,645,923
Total Austria		15,535,635

Finland—1.5%
Sampo Oyj, A Shares	510,000	10,620,935

France—3.3%
Carbone Lorraine SA (c)	169,893	9,419,825
Neopost SA	112,700	13,433,968
Total France		22,853,793

Germany—6.9%
Demag Cranes AG	284,842	9,742,234
DIC Asset AG	224,180	8,022,433
Fielmann AG (c)	138,982	6,681,302
Pfeiffer Vacuum Technology AG	70,506	4,595,177
Puma AG	24,132	8,223,115
Techem AG	227,846	11,022,544
Total Germany		48,286,805

Greece—3.6%
Motor Oil (Hellas) Corinth
Refineries SA	273,351	6,925,345
OPAP SA	311,816	10,467,309
Piraeus Bank SA	299,425	7,752,821
Total Greece		25,145,475

Hong Kong—2.7%
Esprit Holdings, Ltd.	1,482,365	13,440,160
Sa Sa International Holdings, Ltd.	15,359,000	5,400,707
Total Hong Kong		18,840,867

Ireland—6.8%
Anglo Irish Bank Corp. PLC	750,665	12,314,214
DCC PLC	498,800	12,447,538
Grafton Group PLC Units (a)	900,100	11,860,964

Description	Shares	Value
Irish Life & Permanent PLC	439,400	$10,998,609
Total Ireland		47,621,325

Italy—0.6%
Piaggio & C. SpA	1,046,740	3,885,055

Japan—28.8%
ABC-Mart, Inc. (c)	218,500	4,885,783
Aoyama Trading Co., Ltd. (c)	268,400	8,570,432
Asahi Pretec Corp. (c)	457,800	10,566,256
Bosch Corp. (c)	1,305,000	6,952,484
Chiyoda Corp. (c)	438,000	8,569,686
Daito Trust Construction Co., Ltd.
(c)	178,600	9,696,574
Dodwell BMS, Ltd. (c)	1,089,200	6,706,885
Don Quijote Co., Ltd. (c)	333,500	7,061,788
eAccess, Ltd. (c)	5,410	3,267,124
Eizo Nanao Corp. (c)	180,900	4,673,231
Hisamitsu Pharmaceutical Co.,
Inc. (c)	379,000	10,497,014
Hogy Medical Co., Ltd. (c)	154,300	6,822,056
Ichiyoshi Securities Co., Ltd. (c)	596,300	7,985,011
Ito En, Ltd. (c)	192,200	6,625,621
JSR Corp. (c)	382,100	8,414,517
K.K. DaVinci Advisors (a), (c)	8,647	8,276,043
Mars Engineering Corp. (c)	258,600	5,223,911
Nissen Co., Ltd. (c)	783,500	5,654,021
NIWS Co. HQ, Ltd. (c)	7,565	5,465,587
OSG Corp. (c)	591,800	8,431,013
Pronexus, Inc.	718,600	7,242,909
Rinnai Corp. (c)	256,200	7,334,570
Secom Techno Service Co., Ltd.	167,800	7,390,505
Shoei Co, Ltd.	254,700	7,874,095
Suruga Bank, Ltd. (c)	801,000	10,013,772
Takamatsu Corp. (c)	222,200	3,858,129
THK Co., Ltd. (c)	259,200	6,125,168
USS Co., Ltd. (c)	104,140	6,694,809
Total Japan		200,878,994

Netherlands—8.2%
Fugro NV (c)	278,712	11,732,128
Hunter Douglas NV	107,552	7,534,152
James Hardie Industries NV	1,404,300	7,817,770
Koninklijke Boskalis Westminster
NV (c)	160,536	10,432,312
SBM Offshore NV	390,808	10,609,048
USG People NV (c)	128,810	8,998,826
Total Netherlands		57,124,236

The Lazard Funds, Inc.
Portfolios of Investments (continued)
September 30, 2006 (unaudited)

Description	Shares	Value
Lazard International Small Cap Portfolio (concluded)

Norway—1.3%
Acergy SA (a), (c)	539,000	$9,219,470

Spain—3.2%
Abengoa SA (c)	242,800	6,680,351
Indra Sistemas SA	341,651	7,426,612
Prosegur Compania de Seguridad
SA	267,551	8,025,629
Total Spain		22,132,592

Sweden—4.2%
Elekta AB, B Shares (c)	570,000	10,733,365
Getinge AB, B Shares (c)	585,600	10,707,493
Swedish Match AB (c)	462,500	7,525,790
Total Sweden		28,966,648

Switzerland—2.8%
Geberit AG	9,500	11,545,915
Sika AG (a)	6,167	7,745,943
Total Switzerland		19,291,858

United Kingdom—14.6%
Bunzl PLC	555,263	6,933,708
Cattles PLC	1,187,612	8,424,377
Enodis PLC	1,912,491	6,216,044
Enterprise Inns PLC	364,817	7,189,405
Erinaceous Group PLC	1,295,007	7,631,975
Filtrona PLC	1,189,754	5,833,805
Intertek Group PLC	503,091	7,330,044
Man Group PLC	1,247,640	10,440,775
Northgate PLC	647,500	12,282,454
Premier Oil PLC (a)	389,058	7,507,237
Regus Group PLC (a)	5,755,983	11,423,886
Signet Group PLC Sponsored
ADR (c)	180,236	3,743,502
William Hill PLC	571,800	6,873,187
Total United Kingdom		101,830,399

Total Common Stocks
(Identified cost $503,306,232)		653,184,930

Preferred Stock—1.0%

Germany—1.0%
Fuchs Petrolub AG
(Identified cost $6,721,467)	124,200	6,859,601

Description	Shares	Value
Short-Term Investments—29.3%
Collateral for Securities on Loan—
24.2%
State Street Navigator Securities
Lending Prime Portfolio,
5.28% (e), (f)	168,898,283	$168,898,283

	Principal
	Amount
	(000)

Repurchase Agreement—5.1%
State Street Bank and Trust Co.,
4.50%, 10/02/06
(Dated 09/29/06, colateralized by
$35,775,000 United States
Treasury Note, 4.875%, 07/31/11
with a value of $36,535,219)
Proceeds of $35,827,430	$ 35,814	35,814,000

Total Short-Term Investments
(Identified cost $204,712,283)		204,712,283

Total Investments—124.0%
(Identified cost $714,739,982) (b)		$864,756,814

Liabilities in Excess of Cash and
Other Assets—(24.0)%		(167,582,882)

Net Assets—100.0%		$697,173,932

The Lazard Funds, Inc.
Portfolios of Investments (continued)
September 30, 2006 (unaudited)

Description	Shares	Value
Lazard Emerging Markets Portfolio

Common Stocks—84.5%

Argentina—1.0%
Banco Macro SA ADR	1,115,700	$23,875,980

Brazil—7.9%
Brasil Telecom Participacoes SA
ADR (c)	919,600	27,643,176
Companhia de Concessoes
Rodoviarias	4,751,000	45,956,242
Grendene SA	1,490,400	11,739,217
Petroleo Brasileiro SA ADR	697,300	58,454,659
Souza Cruz SA	1,716,200	26,561,179
Ultrapar Participacoes SA
Sponsored ADR (c)	1,088,200	19,304,668
Total Brazil		189,659,141

Chile—0.2%
Administradora de Fondos de
Pensiones Provida SA
Sponsored ADR	224,360	5,815,411

China—1.3%
CNOOC, Ltd. ADR (c)	379,100	31,575,239

Egypt—4.6%
Eastern Tobacco	526,595	27,524,065
Orascom Construction Industries	1,075,619	47,037,776
Orascom Telecom Holding SAE	637,500	36,319,723
Total Egypt		110,881,564

Hong Kong—1.7%
China Netcom Group Corp. (Hong
Kong), Ltd.	8,532,500	15,286,175
Pacific Basin Shipping, Ltd.	42,047,000	24,120,131
Texwinca Holdings, Ltd.	2,883,500	1,883,540
Total Hong Kong		41,289,846

Hungary—1.7%
Gedeon Richter Ltd. (c)	122,090	25,166,387
MOL Hungarian Oil and Gas (c)	177,000	16,107,794
Total Hungary		41,274,181

India—6.7%
Hero Honda Motors, Ltd.	1,450,449	24,508,404
Hindustan Lever, Ltd.	3,279,800	18,350,454

Description	Shares	Value
Oil and Natural Gas Corp., Ltd.	906,182	$23,066,451
Satyam Computer Services, Ltd.	2,078,289	37,117,314
State Bank of India	2,559,302	57,171,212
Total India		160,213,835

Indonesia—5.0%
PT Bank Mandiri Tbk	117,915,500	29,718,541
PT Telekomunikasi Indonesia Tbk
Sponsored ADR	1,727,800	62,477,248
PT United Tractors Tbk	43,415,900	28,473,300
Total Indonesia		120,669,089

Israel—3.3%
Bank Hapoalim BM	10,836,028	51,197,400
Israel Chemicals, Ltd.	5,735,542	27,964,931
Total Israel		79,162,331

Kazakhstan—0.3%
KazMunaiGas Exploration
Production GDR (d)	495,000	7,246,800

Mexico—6.8%
Cemex SAB de CV Sponsored
ADR (a), (c)	1,879,464	56,534,277
Desarrolladora Homex SA de CV
ADR (a), (c)	771,116	29,117,340
Grupo Mexico SAB de CV, Series
B (c)	7,309,100	22,880,083
Grupo Televisa SA Sponsored
ADR	1,334,600	28,373,596
Kimberly-Clark de Mexico SAB de
CV (c)	6,407,600	25,924,601
Total Mexico		162,829,897

Morocco—1.2%
Maroc Telecom	1,868,945	28,854,924

Peru—0.7%
Credicorp, Ltd.	409,900	17,207,602

Philippines—1.5%
Philippine Long Distance
Telephone Co. Sponsored ADR
(c)	835,400	36,390,024

Russia—3.4%
Evraz Group SA GDR	893,100	21,032,505

The Lazard Funds, Inc.
Portfolios of Investments (continued)
September 30, 2006 (unaudited)

Description	Shares	Value
Lazard Emerging Markets Portfolio (continued)

Mobile TeleSystems Sponsored
ADR (c)	1,300,500	$49,119,885
Trader Media East, Ltd. GDR	1,382,156	10,780,817
Total Russia		80,933,207

South Africa—6.6%
Aquarius Platinum, Ltd.	2,030,842	32,301,763
Edgars Consolidated Stores, Ltd.	10,037,094	38,762,488
Kumba Resources, Ltd.	1,219,493	20,722,189
Murray & Roberts Holdings, Ltd.	5,329,841	21,955,667
Sanlam, Ltd.	4,065,790	8,950,008
Steinhoff International Holdings,
Ltd.	11,598,556	37,491,519
Total South Africa		160,183,634

South Korea—15.9%
Hite Brewery Co., Ltd.	129,700	16,032,646
Hyundai Motor Co., Ltd.	171,400	14,668,146
Kangwon Land, Inc.	1,669,600	35,279,451
Kookmin Bank	976,083	76,931,634
KT Corp. Sponsored ADR (c)	853,236	18,318,977
LG Electronics, Inc.	353,750	22,798,468
LG Household & Health Care,
Ltd.	154,141	12,148,884
Lotte Shopping Co., Ltd. GDR (a),
(d)	1,659,100	29,001,068
Samsung Electronics Co., Ltd.	145,281	101,919,265
Shinhan Financial Group Co., Ltd.	752,660	33,915,424
SK Corp.	346,200	23,006,846
Total South Korea		384,020,809

Taiwan—9.0%
Advantech Co., Ltd.	7,581,046	21,828,648
Chinatrust Financial Holding Co.,
Ltd.	70,262,512	52,435,502
Chunghwa Telecom Co., Ltd.
ADR	331,199	5,733,056
Fubon Financial Holding Co., Ltd.	50,019,000	41,484,147
Hon Hai Precision Industry Co.,
Ltd.	7,772,242	47,317,978
Taiwan Semiconductor
Manufacturing Co., Ltd.	21,039,483	37,950,212
Taiwan Semiconductor
Manufacturing Co., Ltd.
Sponsored ADR (c)	1,073,970	10,310,112
Total Taiwan		217,059,655

Description	Shares	Value

Thailand—1.0%
Kasikornbank PCL	7,151,000	$13,128,083
Thai Union Frozen Products PCL	15,870,600	10,049,761
Total Thailand		23,177,844

Turkey—3.5%
Enka Insaat ve Sanayi AS	2,447,343	17,960,666
Turkcell Iletisim Hizmetleri AS	4,640,241	23,623,045
Turkcell Iletisim Hizmetleri AS
ADR (c)	3,145,217	41,831,387
Total Turkey		83,415,098

United Kingdom—1.2%
Old Mutual PLC (c)	9,135,400	28,583,001

Total Common Stocks
(Identified cost
$1,636,013,945)		2,034,319,112

Preferred Stocks—10.4%

Brazil—9.5%
AES Tiete SA	824,338,800	21,833,018
Bradespar SA	1,240,100	41,469,949
Companhia de Bebidas das
Americas ADR (c)	812,391	36,866,304
Companhia Vale do Rio Doce, A
Shares	3,042,506	56,505,685
Iochpe Maxion SA	1,907,100	13,914,539
Klabin SA	13,758,300	29,278,372
Telemar Norte Leste SA	1,446,317	30,518,554
Total Brazil		230,386,421

South Korea—0.9%
Hyundai Motor Co., Ltd.	421,320	21,366,466

Total Preferred Stocks
(Identified cost $227,839,398)		251,752,887

Short-Term Investments—10.1%

Collateral for Securities on Loan—
5.6%
State Street Navigator Securities
Lending Prime Portfolio,
5.28% (e), (f)	134,905,232	134,905,232

The Lazard Funds, Inc.
Portfolios of Investments (continued)
September 30, 2006 (unaudited)

	Principal
	Amount
Description	(000)	Value
Lazard Emerging Markets Portfolio (concluded)

Repurchase Agreement—4.5%
State Street Bank and Trust Co.,
4.50%, 10/02/06
(Dated 09/29/06, collateralized by
$107,205,000 United States
Treasury Note, 4.875%, 07/31/11,
with a value of $109,483,106)
Proceeds of $107,373,250	$ 107,333	$107,333,000

Total Short-Term Investments
(Identified cost $242,238,232)		242,238,232

Total Investments—105.0%
(Identified cost $2,106,091,575) (b)		$2,528,310,231

Liabilities in Excess of Cash and
Other Assets—(5.0)%		(120,015,592)

Net Assets—100.0%		$2,408,294,639

The Lazard Funds, Inc.
Portfolios of Investments (continued)
September 30, 2006 (unaudited)

	Principal
	Amount
Description	(000)	Value
Lazard High Yield Portfolio

Corporate Bonds—94.2%

Aerospace & Defense—1.9%
Sequa Corp.,
8.875%, 04/01/08	$ 1,300	$1,353,625

Automotive—6.8%
Ford Motor Co.,
7.45%, 07/16/31 (c)	425	328,313
Ford Motor Credit Co.,
7.00%, 10/01/13 (c)	1,725	1,603,726
General Motors Acceptance Corp.:
6.75%, 12/01/14 (c)	1,325	1,301,499
8.00%, 11/01/31 (c)	350	368,375
TRW Automotive, Inc.:
9.375%, 02/15/13	870	928,725
11.00%, 02/15/13 (c)	227	247,430
Venture Holdings Co. LLC,
12.00%, 06/01/09 (a), (h)	2,840	284
		4,778,352

Broadcasting—1.3%
CanWest Media, Inc.,
8.00%, 09/15/12	911	901,565

Building & Construction—1.5%
KB Home,
7.75%, 02/01/10 (c)	1,060	1,052,050

Building Materials—2.0%
Goodman Global Holding Co., Inc.,
7.875%, 12/15/12 (c)	390	371,475
Legrand SA,
8.50%, 02/15/25	925	1,048,719
		1,420,194

Cable Television—6.1%
CCH I LLC,
11.00%, 10/01/15	559	509,389
DirecTV Holdings LLC,
6.375%, 06/15/15	400	380,000
EchoStar DBS Corp.:
5.75%, 10/01/08 (c)	50	49,562
6.625%, 10/01/14 (c)	810	774,562
Mediacom Broadband LLC,
8.50%, 10/15/15 (c)	725	720,469

	Principal
	Amount
Description	(000)	Value
Rogers Cable, Inc.,
6.25%, 06/15/13	$ 905	$900,475
Shaw Communications, Inc.,
7.25%, 04/06/11 (c)	900	920,250
		4,254,707

Chemicals—5.3%
ARCO Chemical Co.,
9.80%, 02/01/20	535	599,200
Huntsman ICI Chemicals,
10.125%, 07/01/09 (c)	825	841,500
Huntsman International LLC,
9.875%, 03/01/09 (c)	305	316,819
Lyondell Chemical Co.,
8.00%, 09/15/14 (c)	500	502,500
NOVA Chemicals Corp.,
6.50%, 01/15/12 (c)	687	648,356
Tronox Worldwide LLC,
9.50%, 12/01/12 (c)	800	820,000
		3,728,375

Computer Services—1.2%
SunGard Data Systems, Inc.,
10.25%, 08/15/15 (c)	824	849,750

Diversified—3.1%
AMSTED Industries, Inc.,
10.25%, 10/15/11 (d)	1,345	1,447,556
The Greenbrier Cos., Inc.,
8.375%, 05/15/15	700	708,750
		2,156,306

Drugs—0.7%
Elan Finance PLC,
7.75%, 11/15/11	500	488,125

Electric Generation—2.9%
Caithness Coso Funding Corp.,
6.263%, 06/15/14 (d)	724	699,889
Reliant Energy, Inc.,
6.75%, 12/15/14	825	783,750
The AES Corp.,
9.50%, 06/01/09 (c)	500	535,000
		2,018,639

The Lazard Funds, Inc.
Portfolios of Investments (continued)
September 30, 2006 (unaudited)

	Principal
	Amount
Description	(000)	Value
Lazard High Yield Portfolio (continued)

Electric Integrated—2.9%
Edison Mission Energy,
7.50%, 06/15/13 (d)	$ 300	$303,000
Mission Energy Holding Co.,
13.50%, 07/15/08	500	558,750
MSW Energy Holdings LLC:
7.375%, 09/01/10	425	427,125
8.50%, 09/01/10 (c)	695	719,325
		2,008,200

Electronics—1.2%
Freescale Semiconductor, Inc.,
7.125%, 07/15/14	750	805,313

Energy Exploration &
Production—1.9%
Chesapeake Energy Corp.,
6.375%, 06/15/15 (c)	725	688,750
Kerr-McGee Corp.,
6.875%, 09/15/11 (c)	400	424,252
Pogo Producing Co.,
6.875%, 10/01/17 (c)	250	238,125
		1,351,127

Energy Integrated—0.2%
Verasun Energy Corp.,
9.875%, 12/15/12	125	130,625

Environmental—1.0%
Browning-Ferris Industries, Inc.,
7.40%, 09/15/35	775	690,719

Financial Services—0.0%
Finance One PLC,
0.00%, 01/03/08 (a), (h), (i)	20,000	0
Morgan Guarantee Trust,
0.00%, 07/31/07 (a), (h), (i)	10,569	0
		0

Food & Beverages—0.7%
NBTY, Inc.,
7.125%, 10/01/15 (c)	475	459,563

	Principal
	Amount
Description	(000)	Value

Forest & Paper Products—4.8%
Bowater Canada Finance,
7.95%, 11/15/11 (c)	$ 1,050	$1,011,937
Georgia-Pacific Corp.:
8.125%, 05/15/11	300	309,750
9.50%, 12/01/11	500	542,500
Smurfit Capital Funding PLC,
7.50%, 11/20/25	1,600	1,504,000
		3,368,187

Gaming—3.6%
Majestic Star Casino LLC:
9.50%, 10/15/10 (c)	250	256,562
9.75%, 01/15/11 (c)	100	95,500
Mandalay Resorts Group:
9.375%, 02/15/10	1,035	1,100,981
10.25%, 08/01/07	655	678,744
Wheeling Island Gaming, Inc.,
10.125%, 12/15/09	405	415,125
		2,546,912

Gas Distribution—4.7%
ANR Pipeline Co.,
8.875%, 03/15/10	500	525,625
Ferrellgas Partners LP,
8.75%, 06/15/12	584	607,360
Northwest Pipeline Corp.,
8.125%, 03/01/10	850	886,125
Southern Natural Gas Co.,
8.875%, 03/15/10 (c)	500	525,000
The Williams Cos., Inc.,
8.75%, 03/15/32 (c)	710	777,450
		3,321,560

Health Services—3.3%
Fresenius Medical Capital Trust,
7.875%, 02/01/08 (c)	1,120	1,139,600
HCA, Inc.,
6.50%, 02/15/16 (c)	425	339,469
HealthSouth Corp.,
10.75%, 06/15/16 (c), (d)	350	358,750
Tenet Healthcare Corp.,
7.375%, 02/01/13 (c)	500	451,250
		2,289,069

The Lazard Funds, Inc.
Portfolios of Investments (continued)
September 30, 2006 (unaudited)

	Principal
	Amount
Description	(000)	Value
Lazard High Yield Portfolio (continued)

Hotels—1.9%
Host Marriott LP,
9.25%, 10/01/07	$ 1,285	$1,326,762

Insurance—2.5%
Leucadia National Corp.,
7.00%, 08/15/13 (c)	950	942,875
Presidential Life Corp.,
7.875%, 02/15/09	865	830,400
		1,773,275

Leisure & Entertainment—2.3%
Intrawest Corp.,
7.50%, 10/15/13	845	907,319
Royal Caribbean Cruises, Ltd.:
7.25%, 06/15/16	300	302,079
8.00%, 05/15/10 (c)	400	425,000
		1,634,398

Machinery—0.7%
Case New Holland, Inc.:
6.00%, 06/01/09 (c)	325	321,344
9.25%, 08/01/11	125	132,500
		453,844

Media Services—0.7%
Interpublic Group of Cos., Inc.,
6.25%, 11/15/14 (c)	600	517,500

Metals & Mining—3.4%
Arch Western Finance LLC,
6.75%, 07/01/13 (c)	1,000	962,500
Century Aluminum Co.,
7.50%, 08/15/14	225	224,437
Massey Energy Co.,
6.875%, 12/15/13 (c)	800	728,000
Peabody Energy Corp.,
6.875%, 03/15/13 (c)	500	495,000
		2,409,937

Packaging—1.8%
Graham Packaging Co., Inc.:
8.50%, 10/15/12 (c)	250	247,500
9.875%, 10/15/14 (c)	250	245,625

	Principal
	Amount
Description	(000)	Value
Owens-Brockway Glass Container,
Inc.,
8.75%, 11/15/12 (c)	$ 725	$766,687
		1,259,812

Printing & Publishing—3.0%
Clarke American Corp.,
11.75%, 12/15/13	475	492,219
Dex Media East LLC,
12.125%, 11/15/12 (c)	195	217,912
Phoenix Color Corp.,
11.00%, 02/01/09	515	487,319
R.H. Donnelley Corp.:
8.875%, 01/15/16	400	401,000
10.875%, 12/15/12	440	486,750
		2,085,200

Real Estate—2.5%
AMR Real Estate Partners:
7.125%, 02/15/13	500	497,500
8.125%, 06/01/12	350	358,750
CB Richard Ellis Services, Inc.,
9.75%, 05/15/10	227	241,755
Forest City Enterprises, Inc.,
7.625%, 06/01/15 (c)	475	486,281
Senior Housing Properties Trust,
7.875%, 04/15/15 (c)	179	185,265
		1,769,551

Retail—4.5%
Saks, Inc.,
9.875%, 10/01/11	1,225	1,336,781
Stater Brothers Holdings, Inc.,
8.125%, 06/15/12	725	732,250
The Jean Coutu Group (PJC), Inc.,
8.50%, 08/01/14 (c)	450	430,875
The Neiman Marcus Group, Inc.,
10.375%, 10/15/15 (c)	600	648,000
		3,147,906

Steel—2.0%
International Steel Group, Inc.,
6.50%, 04/15/14 (c)	725	717,750
United States Steel Corp.:
9.75%, 05/15/10 (c)	294	313,110

The Lazard Funds, Inc.
Portfolios of Investments (continued)
September 30, 2006 (unaudited)

	Principal
	Amount
Description	(000)	Value
Lazard High Yield Portfolio (continued)
10.75%, 08/01/08	$ 364	$392,210
		1,423,070

Support Services—1.1%
Avis Budget Car Rental LLC:
7.625%, 05/15/14 (c), (d)	115	111,838
7.75%, 05/15/16 (d)	110	106,425
Hertz Corp.,
8.875%, 01/01/14 (d)	550	574,750
		793,013

Telecommunications—8.5%
American Cellular Corp.,
10.00%, 08/01/11 (c)	125	130,781
Citizens Communications Co.,
6.25%, 01/15/13	1,000	972,500
Intelsat Bermuda, Ltd.,
11.25%, 06/15/16 (d)	350	371,875
Intelsat Subsidiary Holding Co.,
Ltd.,
8.25%, 01/15/13	800	812,000
Level 3 Financing, Inc.,
10.75%, 10/15/11	325	340,438
PanAmSat Corp.,
9.00%, 08/15/14 (c)	846	875,610
Qwest Corp.,
7.875%, 09/01/11	800	838,000
Rogers Wireless, Inc.,
9.625%, 05/01/11	1,000	1,130,000
Windstream Corp.,
8.625%, 08/01/16 (d)	475	508,250
		5,979,454

Transportation—2.2%
Kansas City Southern Railway Co.,
7.50%, 06/15/09	610	610,000
Stena AB,
7.50%, 11/01/13	975	961,594
		1,571,594

Total Corporate Bonds
(Identified cost $67,830,817)		66,118,279

Description	Shares	Value
Preferred Stock—1.4%

Broadcasting—1.4%
ION Media Networks, Inc.,
14.25%, 11/15/06
(Identified cost $860,444)	119	$989,294

Warrants—0.0%

Cable Television—0.0%
Ono Finance PLC:
05/31/09 (a), (d), (g)	500	5
03/16/11 (a), (d), (g)	470	4
		9

Retail—0.0%
Travelcenters of America, Inc.:
05/01/09 (a), (d), (g)	810	8
05/01/09 (a), (g)	965	10
		18
Total Warrants
(Identified cost $74,226)		27

Short-Term Investments—36.1%

Collateral for Securities on Loan—
33.0%
State Street Navigator Securities
Lending Prime Portfolio,
5.28% (e), (f)	23,190,797	23,190,797

	Principal
	Amount
	(000)

Repurchase Agreement—3.1%
State Street Bank and Trust Co.,
4.50%, 10/02/06
(Dated 09/29/06, collateralized by
$2,160,000 United States
Treasury Note, 4.875%, 07/31/11,
with a value of $2,205,900)
Proceeds of $2,162,811	$ 2,162	2,162,000

Total Short-Term Investments
(Identified cost $25,352,797)		25,352,797

The Lazard Funds, Inc.
Portfolios of Investments (continued)
September 30, 2006 (unaudited)

Lazard High Yield Portfolio (concluded)

Total Investments—131.7%
(Identified cost $94,118,284) (b)	$92,460,397

Liabilities in Excess of Cash and
Other Assets—(31.7)%	(22,264,609)

Net Assets—100.0%	$70,195,788

The Lazard Funds, Inc.
Portfolios of Investments (continued)
September 30, 2006 (unaudited)

(a)	Non-income producing security.

(b)	For federal income tax purposes, the aggregate cost, aggregate gross unrealized appreciation, aggregate gross unrealized depreciation and the net unrealized appreciation (depreciation) is as follows:

		Aggregate	Aggregate	Net
		Gross	Gross	Unrealized
	Aggregate	Unrealized	Unrealized	Appreciation
Portfolio	Cost	Appreciation	Depreciation	(Depreciation)
Equity	$57,536,570	$7,575,434	$1,176,459	$6,398,975
U.S. Equity Value	299,113	17,705	3,924	13,781
U.S. Strategic	57,294,066	4,027,349	1,581,856	2,445,493
Equity
Mid Cap	225,495,464	24,576,499	6,303,298	18,273,201
Small Cap	278,052,667	33,122,062	13,565,754	19,556,308
U.S. Small Cap
Equity Growth	3,925,709	97,861	254,654	(156,793)
International	765,502,759	109,481,540	11,013,427	98,468,113
Equity
International	19,923,390	4,610,501	222,328	4,388,173
Equity Select
International	281,936,201	26,850,354	6,967,505	19,882,849
Strategic Equity
International	714,739,982	183,090,346	33,073,514	150,016,832
Small Cap
Emerging Markets	2,106,091,575	454,257,556	32,038,900	422,218,656
High Yield	94,118,284	2,214,415	3,872,302	(1,657,887)

(c)	Security or portion thereof is out on loan.

(d)	Pursuant to Rule 144A under the Securities Act of 1933, these securities may only be traded among “qualified institutional buyers.”

(e)	Rate shown reflects 7 day yield as of September 30, 2006.

(f)	Represents security purchased with cash collateral received for securities on loan.

(g)	Date shown is the expiration date.

(h)	Issue in default.

(i)	Bankrupt issuer; security valued at zero; principal amount denominated in respective country’s currency.

Security Abbreviations:
ADR — American Depositary Receipt
GDR — Global Depositary Receipt

.

The Lazard Funds, Inc.
Portfolios of Investments (continued)
September 30, 2006 (unaudited)

Portfolio holdings by industry (as percentage of net assets), for those Portfolios previously presented by country:

	Lazard	Lazard	Lazard	Lazard	Lazard
	International	International	International	International	Emerging
	Equity	Equity Select	Strategic Equity	Small Cap	Markets
	Portfolio	Portfolio	Portfolio	Portfolio	Portfolio
Industry

Agriculture	-%	-%	-%	-%	1.2%
Alcohol & Tobacco	7.7	11.0	5.2	1.1	4.4
Automotive	6.0	2.8	5.9	1.6	2.5
Banking	19.3	21.7	15.9	4.3	13.4
Building & Construction	3.3	-	8.1	8.4	7.2
Chemicals	-	-	-	4.5	-
Commercial Services	-	-	2.3	15.5	-
Computer Software	-	-	-	0.8	0.5
Consumer Products	2.4	-	1.9	2.2	3.8
Drugs	7.7	10.0	9.1	1.5	1.0
Electric	4.3	2.0	2.8	-	0.9
Energy Exploration & Production.	-	-	-	1.1	2.3
Energy Integrated	8.0	9.6	4.8	2.0	4.8
Energy Services	-	-	-	5.9	-
Financial Services	5.0	5.8	6.8	6.9	5.2
Food & Beverages	1.5	7.9	1.7	0.9	0.4
Forest & Paper Products	-	-	1.5	1.0	2.3
Gas Utilities	1.6	-	-	-	-
Health Services	1.0	-	-	-	-
Insurance	5.2	7.6	4.1	-	-
Leisure & Entertainment	4.8	-	5.3	6.0	2.7
Manufacturing	4.2	2.0	6.5	8.8	1.8
Medical Products	-	-	-	4.0	-
Metals & Mining	-	-	-	-	8.1
Real Estate	-	-	-	4.5	-
Retail	5.1	2.0	5.0	8.4	3.3
Semiconductors & Components	1.3	4.8	1.8	-	7.1
Technology	1.7	-	-	1.1	1.5
Technology Hardware	1.0	5.8	1.6	1.6	2.0
Telecommunications	5.7	2.8	3.0	0.5	15.6
Transportation	3.3	2.0	2.0	2.1	2.9
Subtotal	100.1	97.8	95.3	94.7	94.9
Collateral for Securities on Loan	23.1	-	-	24.2	5.6
Repurchase Agreements	1.2	2.1	3.7	5.1	4.5
Total Investments	124.4%	99.9%	99.0%	124.0%	105.0%

The Lazard Funds, Inc.
Portfolio of Investments (concluded)
September 30, 2006 (unaudited)

Valuation of Investments — Market values for securities listed on the New York Stock Exchange (“NYSE”), NASDAQ national market or other U.S. exchanges or markets are generally based on the last reported sales price on the principal exchange or market on which the security is traded, generally as of the close of regular trading on the NYSE (normally 4:00 p.m. Eastern time) on each valuation date; securities not traded on the valuation date are valued at the closing bid price. The Fund values NASDAQ-traded securities at the NASDAQ Official Closing Price, which may not be the last reported sales price in certain instances. Any securities not listed, for which current over-the-counter market quotations or bids are readily available, are valued at the last quoted bid price or, if available, the mean of two such prices. Securities listed on foreign exchanges are valued at the last reported sales price except as described below; securities not traded on the valuation date are valued at the last quoted bid price.

Bonds and other fixed-income securities that are not exchange-traded are valued on the basis of prices provided by pricing services which are based primarily on institutional trading in similar groups of securities, or by using brokers’ quotations. Debt securities maturing in sixty days or less are valued at amortized cost, except where to do so would not accurately reflect their fair value, in which case such securities are valued at fair value as determined under the supervision of the Board of Directors.

If a significant event materially affecting the value of securities occurs between the close of the exchange or market on which the security is principally traded and the time when a Portfolio’s net asset value is calculated, or when current market quotations otherwise are determined not to be readily available or reliable, such securities will be valued at their fair values as determined by, or in accordance with procedures approved by, the Board of Directors. The Valuation Committee of Lazard Asset Management LLC, the Fund’s investment manager, may evaluate a variety of factors to determine the fair value of securities for which market quotations are determined not to be readily available or reliable. These factors include, but are not limited to, the type of security, the value of comparable securities, observations from financial institutions and relevant news events. Input from the Investment Manager’s analysts will also be considered. Fair valuing of foreign securities may be determined with the assistance of a pricing service, using correlations between the movement of prices of such securities and indices of domestic securities and other appropriate indicators, such as closing market prices of relevant ADRs or futures contracts. The effect of using fair value pricing is that the net asset value of a Portfolio will reflect the affected securities’ values as determined in the judgment of the Board of Directors, or its designee, instead of being determined by the market. Using a fair value pricing methodology to price securities may result in a value that is different from the most recent closing price of a security and from the prices used by other investment companies to calculate their portfolios’ net asset values.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is also available on the Fund’s website at www.LazardNet.com as well as on the Securities and Exchange Commission’s website at www.sec.gov.

Item 2.                Controls and Procedures.

(a)           The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)           There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant’s most recent fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                Exhibits.

          Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Lazard Funds, Inc.

By:	/s/ Charles Carroll
Charles Carroll
Chief Executive Officer

Date:	November 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Charles Carroll
Charles Carroll
Chief Executive Officer

Date:	November 28, 2006

By:	/s/ Stephen St. Clair
Stephen St. Clair
Chief Financial Officer

Date:	November 28, 2006